NOTES PAYABLE – RELATED PARTY (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 11, 2021	May 26, 2021	Apr. 11, 2021	Mar. 25, 2021	Dec. 03, 2020	Sep. 15, 2020	Aug. 10, 2020	May 12, 2020	Feb. 28, 2020	Feb. 11, 2020	Dec. 13, 2019	Dec. 11, 2019	Nov. 20, 2019	Jan. 06, 2019	Apr. 30, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2020	Aug. 06, 2021	Aug. 04, 2021	Jul. 31, 2021	Jul. 23, 2021	Nov. 24, 2020	Sep. 07, 2020	Jul. 08, 2020	Jul. 03, 2020	Jun. 30, 2020	Jun. 02, 2020	Mar. 02, 2020	Jan. 06, 2020	Dec. 03, 2019	Oct. 01, 2019	Jun. 02, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current																$ 2,100,000					$ 6,143,223	$ 6,143,223	$ 2,100,000	$ 2,100,000
Debt Instrument, Unamortized Discount																42,872	65,498		65,498		0	0	42,872	42,872
Extinguishment of Debt, Amount																			5,118,435
Stock Issued During Period, Value, Conversion of Units																6,220,003
Derivative Liability																	$ 5,052,934		$ 5,052,934																$ 53,571
Debt Instrument, Unamortized Discount, Current																10,699					42,872	42,872	10,699	10,699			$ 11,279
Debt Instrument, Interest Rate, Stated Percentage																	9.50%		9.50%
Repayments of Related Party Debt																			$ 1,000,000			1,000,000
[custom:GainOnChangeInFairValueOfDerivatives]																	$ (4,803,569)		(9,130,913)			(1,939,639)
Notes Payable																					6,220,000	6,220,000
Interest Expense, Related Party																	22,495	144,085	78,728	316,549		608,668		171,918
Due to Related Parties, Current																	$ 821,925		$ 821,925		747,636	747,636
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																									2,200,000
Warrants and Rights Outstanding, Term																	5 years		5 years
Gain (Loss) on Extinguishment of Debt				$ 1,501,914													$ (1,978,295)	$ (1,999,487)	$ (7,096,730)	$ (1,432,820)		(3,030,495)
Convertible Notes Payable, Current																$ 82,128	$ 2,627,778		$ 2,627,778				$ 82,128	$ 82,128
Shares issuable																8,137,859	0		0		6,921,299	6,921,299	8,137,859	8,137,859
Short-term Non-bank Loans and Notes Payable																$ 2,100,000					$ 6,220,000	$ 6,220,000	$ 2,100,000	$ 2,100,000
Outstanding amount is net of total discounts																	$ 8,372,222		$ 8,372,222		76,777	76,777
Debt Instrument, Face Amount																	11,000,000		11,000,000		6,143,223	6,143,223
Interest Payable, Current																$ 138,967					747,636	747,636	138,967	138,967
[custom:ConvertibleNotePayableCurrent-0]																					0	0
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayments of Related Party Debt		$ 500,000
Conversion of Stock, Amount Converted	$ 6,220,000
Derivative, Fair Value, Net	$ 2,185,185
[custom:GainOnChangeInFairValueOfDerivatives]																	2,759,718		2,867,749
Notes Payable																	$ 0		$ 0		615,584	615,584
Related Party One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayments of Related Party Debt		$ 500,000
Ontario Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current						$ 1,820,000
Stock Issued During Period, Shares, New Issues						1,216,560
Debt Instrument, Interest Rate, Stated Percentage						9.50%
Convertible Notes Payable, Current						$ 1,700,000
Notes Payable, Current						120,000
Lender [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current							$ 250,000	$ 250,000
Debt Instrument, Unamortized Discount																					76,777	76,777
Debt Instrument, Interest Rate, Stated Percentage							9.50%	24.00%
Interest Expense, Related Party																					43,615		$ 0
Debt Instrument, Maturity Date								Aug. 10, 2021
Debt instrument extended maturity date								Sep. 01, 2021
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							125,000																							2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.001																							$ 0.001
Warrants and Rights Outstanding, Term							10 years																							10 years
Gain (Loss) on Extinguishment of Debt																					1,999,487
Valuation of the warrants issued discounted							$ 70,130
Debt Instrument, Unamortized Discount, Noncurrent																					26,515	26,515
Lender [Member] | Interest Rate Reduction [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																														9.50%
Related Party Debt Holder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current																													$ 300,000
Debt Instrument, Unamortized Discount																					50,262	50,262							$ 88,201
Debt Instrument, Interest Rate, Stated Percentage																													9.50%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																													125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																													$ 0.001
Warrants and Rights Outstanding, Term																													10 years
Valuation of the warrants issued discounted																						37,939		$ 0
Loan Agreement [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current																										$ 500,000		$ 500,000
Debt Instrument, Interest Rate, Stated Percentage																										12.00%		12.00%
Loan Agreement [Member] | Mont-Saic Investments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																	12.60%
Notes Payable																																	$ 120,000
Loan Agreement [Member] | Former Shareholder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current									$ 1,000,000	$ 200,000			$ 700,000																			$ 500,000				$ 200,000	$ 500,000	$ 500,000
Debt Instrument, Interest Rate, Stated Percentage										24.00%			24.00%																			24.00%				24.00%	12.00%	12.00%
Debt Instrument, Maturity Date										Feb. 28, 2021			Jul. 15, 2020		Jan. 08, 2021
Debt instrument extended maturity date									Sep. 01, 2021	Sep. 01, 2021			Sep. 01, 2021		Sep. 01, 2021
Loan Agreement [Member] | Former Shareholder [Member] | Debt Principal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Maturity Date									Aug. 31, 2020
Loan Agreement [Member] | Former Shareholder [Member] | Accrued Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Maturity Date									Jul. 03, 2021
Loan Agreement [Member] | Former Shareholder [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current																					$ 6,220,000	$ 6,220,000
Loan Agreement [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current					$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage					1.00%
Debt Instrument, Maturity Date					Apr. 25, 2021
Note Conversion Agreement [Member] | Related Party Lender [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current			$ 6,220,000
Stock Issued During Period, Shares, New Issues			1,636,843
Amended and Restated Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												24.00%
Debt Instrument, Maturity Date												Jul. 15, 2020
Debt instrument extended maturity date												Sep. 01, 2021
Purchase Order Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Related Parties, Current																															$ 1,900,000
Debt Instrument, Interest Rate, Stated Percentage																															2.00%
Convertible Note Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											12.00%			12.00%
Derivative, Fair Value, Net																																		$ 566,667
Debt Instrument, Maturity Date											Feb. 11, 2021			Nov. 20, 2020
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																							12.60%
Notes Payable, Current						$ 1,820,000
Shares issuable						6,921,299